REVENUE (Summary of Company's Revenue Disaggregated by Primary Revenue Sources) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 4,884,241	$ 3,224,796	$ 2,674,032
Revenue, remaining performance obligation, amount	8,428,733
Media rights, production and content [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,498,405	1,828,141	1,438,615
Live events and hospitality [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,791,079	987,756	911,564
Partnerships and marketing [Member]
Disaggregation of Revenue [Line Items]
Revenue	444,885	319,753	261,481
Consumer products, licensing and other [Member]
Disaggregation of Revenue [Line Items]
Revenue	210,476	108,415	73,478
Eliminations [Member]
Disaggregation of Revenue [Line Items]
Revenue	(60,604)	(19,269)	(11,106)
UFC Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,406,241	1,292,201	1,140,147
UFC Segment [Member] | Media rights, production and content [Member]
Disaggregation of Revenue [Line Items]
Revenue	879,427	870,551	794,397
UFC Segment [Member] | Live events and hospitality [Member]
Disaggregation of Revenue [Line Items]
Revenue	220,400	167,942	125,271
UFC Segment [Member] | Partnerships and marketing [Member]
Disaggregation of Revenue [Line Items]
Revenue	251,407	196,296	166,845
UFC Segment [Member] | Consumer products, licensing and other [Member]
Disaggregation of Revenue [Line Items]
Revenue	55,007	57,412	53,634
WWE Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,398,100	382,767
WWE Segment [Member] | Media rights, production and content [Member]
Disaggregation of Revenue [Line Items]
Revenue	865,460	249,496
WWE Segment [Member] | Live events and hospitality [Member]
Disaggregation of Revenue [Line Items]
Revenue	338,555	87,705
WWE Segment [Member] | Partnerships and marketing [Member]
Disaggregation of Revenue [Line Items]
Revenue	82,991	17,957
WWE Segment [Member] | Consumer products, licensing and other [Member]
Disaggregation of Revenue [Line Items]
Revenue	111,094	27,609
IMG [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,970,230	1,437,110	1,424,985
IMG [Member] | Media rights, production and content [Member]
Disaggregation of Revenue [Line Items]
Revenue	721,254	692,224	628,529
IMG [Member] | Live events and hospitality [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,156,774	650,585	715,676
IMG [Member] | Partnerships and marketing [Member]
Disaggregation of Revenue [Line Items]
Revenue	73,328	79,103	66,879
IMG [Member] | Consumer products, licensing and other [Member]
Disaggregation of Revenue [Line Items]
Revenue	18,874	15,198	13,901
Corporate and Other [Member]
Disaggregation of Revenue [Line Items]
Revenue	170,274	131,987	120,006
Corporate and Other [Member] | Media rights, production and content [Member]
Disaggregation of Revenue [Line Items]
Revenue	32,264	15,870	15,689
Corporate and Other [Member] | Live events and hospitality [Member]
Disaggregation of Revenue [Line Items]
Revenue	75,350	81,524	70,617
Corporate and Other [Member] | Partnerships and marketing [Member]
Disaggregation of Revenue [Line Items]
Revenue	37,159	26,397	27,757
Corporate and Other [Member] | Consumer products, licensing and other [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 25,501	$ 8,196	$ 5,943